Vessels, net	6 Months Ended
Jun. 30, 2022
Vessels, net [Abstract]
Vessels, net
6.	Vessels, net

The amounts of Vessels, net in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2021	$136,782	$(13,746)	$123,036
- Transfer from other non-current assets	558	-	558
- Vessels’ improvements	660	-	660
- Depreciation	-	(3,720)	(3,720)
Balance, June 30, 2022	$138,000	$(17,466)	$120,534

During the six months ended June 30, 2022, the Company capitalized an amount of $660 and also an amount of $558 was transferred from other non-current assets, representing costs for the installation of ballast water treatment system on the vessel “Blue Moon”.

On June 16, 2022, the Company, through a newly established subsidiary, entered into a memorandum of agreement with unrelated parties, to acquire the Aframax tanker vessel “Maran Sagitta”, to be renamed “P. Sophia”, for the purchase price of $27,577. Based on the memorandum of agreement, the Company paid to the seller the amount of $2,758, which was 10% of the vessel purchase price and the amount of $53 regarding pre delivery expenses. These amounts are presented in the Consolidated Balance Sheets under “Advances for vessel acquisitions’’ totaling $2,811 as of June 30, 2022.